PROFIT BEFORE TAX (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Crediting:
Interest income from bank deposits	¥ (1,473)		¥ (1,067)	¥ (798)
Investment income:
Fair value changes on other financial assets	(2,978)		(4,603)	(3,685)
Insurance compensation on disposal of property, plant and equipment	(65)		(436)	(611)
Auditors' remuneration:
Audit fee	55		54	52
Other fees	8		10	7
Auditors' remuneration	63		64	59
Employee wages, salaries, allowances and social security costs	7,968		7,943	8,406
Impairment and provision:
Property, plant and equipment	6,697		2,072	196
Recognition/(reversal) of expected credit losses, net	(1,373)		57	151
Others	(125)		(35)	319
Total impairment and provision	5,199	$ 797	2,094	666
Depreciation, depletion and amortization:
Property, plant and equipment	52,106		54,862	50,810
Right-of-use assets	1,258		1,359	0
Intangible assets	402		365	405
Net amount capitalized	(1,460)		1,113	(377)
Total depreciation, depletion and amortization	52,306	$ 8,016	57,699	50,838
Lease rentals:
Office properties	413		444	668
Plant and equipment	412		280	1,563
Total lease rentals	825		724	2,231
Repairs and maintenance	4,721		5,415	4,596
Research and development costs	2,702		1,632	2,350
Loss/(gain) on disposal of property, plant and equipment	¥ (1)		¥ (92)	¥ 77